Reverse Recapitalization Transaction (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Reverse Recapitalization Transaction [Line Items]
Warrant issued	11,250,000
Business Combination [Member]
Reverse Recapitalization Transaction [Line Items]
Common stock shares	65,098,476
Total proceeds (in Dollars) | $	$ 0.6
Transaction expenses (in Dollars) | $	9.5
Business Combination [Member] | Swiftmerge Public Shareholder [Member]
Reverse Recapitalization Transaction [Line Items]
Transaction expenses (in Dollars) | $	$ 0.6
AleAnna Energy [Member]
Reverse Recapitalization Transaction [Line Items]
Percentage of owned	97.00%
Directors and Officers [Member] | Business Combination [Member]
Reverse Recapitalization Transaction [Line Items]
Transaction expenses (in Dollars) | $	$ 8.4
Prepaid expenses and other assets (in Dollars) | $	$ 0.5
Class C Common Stock [Member]
Reverse Recapitalization Transaction [Line Items]
Common stock shares	25,994,400
Common stock per share (in Dollars per share) | $ / shares	$ 0.0001
Class C Common Stock [Member] | Class C HoldCo Units [Member]
Reverse Recapitalization Transaction [Line Items]
Common stock shares	25,994,400
Class A Common Stock [Member]
Reverse Recapitalization Transaction [Line Items]
Common stock shares	40,560,433
Common stock per share (in Dollars per share) | $ / shares	$ 0.0001
Class A Common Stock [Member] | Class C HoldCo Units [Member]
Reverse Recapitalization Transaction [Line Items]
Common stock shares	37,134,194
Class A Common Stock [Member] | Bonanza Resources (Texas) Inc. [Member]
Reverse Recapitalization Transaction [Line Items]
Common stock shares	1,969,882
Initial Public Offering [Member]
Reverse Recapitalization Transaction [Line Items]
Warrant issued	11,250,000